Subsequent Events - Acquisition of Additional Shares of Geekie (Details) - BRL (R$) R$ in Thousands		12 Months Ended
	Jan. 20, 2021	Dec. 31, 2020	Dec. 31, 2019
Nave a Vela Ltda. ("Nave")
Subsequent events
Equity interest held in subsidiary		51.00%	51.00%
Acquisition of additional shares, equity interest | Geekie
Subsequent events
Percentage of equity interest acquired	1.36%
Value of additional shares acquired	R$ 4,000
Equity interest held in subsidiary	57.42%